Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET

9. ACQUIRED INTANGIBLE ASSETS, NET

	December 31, 2020	December 31, 2021
Cost of acquired intangible assets	$4,051	$4,104
Less: accumulated amortization	(1,772)	(2,222)
Acquired intangible assets, net	$2,279	$1,882

The Group recorded amortization expense of $409, $392 and $413 for the years ended December 31, 2019, 2020 and 2021, respectively. No impairment losses were recognized for the years ended December 31, 2019, 2020 and 2021.

The annual amortization expense for each of the five succeeding fiscal years and thereafter are as follows:

2022	$244
2023	243
2024	237
2025	233
2026	231
Thereafter	694
Total	$1,882